Long-term debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 696
2015	548
2016	327
2017	319
2018	167
Capital Leases, Future Minimum Payments Due	2,057
Amount representing interest	(14)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	$ 2,043